UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22596
Investment Company Act File Number
MSAM Completion Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

MSAM Completion Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Put Options Purchased — 3.2%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	2	$1,200.00	12/22/12	$14,610

Total Put Options Purchased (identified cost $14,503)				$14,610

Short-Term Investments — 98.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(1)	$450	$450,184

Total Short-Term Investments (identified cost $450,184)		$450,184

Total Investments — 101.4% (identified cost $464,687)		$464,794

Other Assets, Less Liabilities — (1.4)%		$(6,557)

Net Assets — 100.0%		$458,237

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the period from the start of business, November 1, 2011, to January 31, 2012 was $84.

MSAM Completion Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Portfolio commenced operations on November 1, 2011.

Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

1

The Portfolio entered into options contracts to hedge against credit risk (that is typically highly correlated to equity risk) related to investments held by Eaton Vance Multi-Strategy All Market Fund (the Fund), which had a 99.8% interest in the Portfolio as of January 31, 2012. The Portfolio serves as the completion portfolio for the Fund.

At January 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $14,610.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$464,687

Gross unrealized appreciation	$107
Gross unrealized depreciation	—

Net unrealized appreciation	$107

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Put Options Purchased	$14,610	$—	$—	$14,610
Short-Term Investments	—	450,184	—	450,184

Total Investments	$14,610	$450,184	$—	$464,794

2

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MSAM Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 26, 2012